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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

     Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes         60 State Street     Boston,       MA            02109
--------------------------------------------------------------------------------
Business Address              (Street)        (City)      (State)         (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                   ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
       Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2005.

                            Lawrence T. Perera
                            --------------------------------------------
                            (Name of Institutional Investment Manager)


                            --------------------------------------------
                            (Manual Signature of Person Duly Authorized
                             to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                          13F File No.:        Name:                                     13F File No.:

1.       Brian C. Broderick (12)*              28-11136             6.    Roy A. Hammer                       28-5798
--------------------------------------------   ------------------   ----------------------------------------  ----------------
2.       Lawrence Coolidge                     28-252               7.    Michael J. Puzo (25)*               28-06165
--------------------------------------------   ------------------   ----------------------------------------  ----------------
3.       John M. Cornish                       28-5362              8.    Kurt F. Somerville (32)*            28-10379
--------------------------------------------   ------------------   ----------------------------------------  ----------------
4.       Fiduciary Trust Company               28-471               9.    Welch & Forbes, Inc.                28-262
--------------------------------------------   ------------------   ----------------------------------------  ----------------
5.       Marion Fremont-Smith                  28-2724              10.
--------------------------------------------   ------------------   ----------------------------------------  ----------------
* Refers to manager number on attached detail in Item 7.

                                                                          PAGE 1
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
ABBOTT LABS              COMMON STOCK        002824100   1047280         24700                xx                       22900
                                                                                              xx       12               1000
                                                                                              xx       32                800
ALBERTO CULVER CO.       COMMON STOCK        013068101    210325          4700                xx                        4000
                                                                                              xx       12                700
AMAZON NOTE              CONV.               023135AF3   1055700       1080000                xx                      785000
CONV. SUB. DEB.          CORPORATE                                                            xx       12             165000
                         BONDS                                                                xx       25              50000
                                                                                              xx       32              80000
AMERICAN INTERNATIONAL   COMMON STOCK        026874107    680445         10982                xx                        6882
GROUP INC                                                                                     xx       32               4100

AMGEN INC                COMMON STOCK        031162100   2182002         27388                xx                       15288
                                                                                              xx       12               1200
                                                                                              xx       25               3500
                                                                                              xx       32               7400
ANALOG DEVICES, INC.     COMMON STOCK        032654105   1102130         29675                xx                       20675
                                                                                              xx       12               1800
                                                                                              xx       25               3200
                                                                                              xx       32               4000
APTARGROUP INC.          COMMON STOCK        038336103    845276         16970                xx                       11170
                                                                                              xx       12               1400
                                                                                              xx       25               1500
                                                                                              xx       32               2900
AUTOMATIC DATA           COMMON STOCK        053015103   1088396         25288                xx                       18688
PROCESSING                                                                                    xx       12               1800
                                                                                              xx       25               4800

                                                                          PAGE 2
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
AVERY DENNISON CORP      COMMON STOCK        053611109    432218          8250                xx                        6750
                                                                                              xx       25               1500


BP PLC ADR               COMMON STOCK        055622104   3731244         52664                xx                       36356
                                                                                              xx       12               3308
                                                                                              xx       25               6600
                                                                                              xx       32               6400
BEA SYSTEMS INC          CORPORATE BONDS     073325AD4   1594813       1615000                xx                     1215000
                                                                                              xx       12             130000
                                                                                              xx       25              50000
                                                                                              xx       32             220000
BERKSHIRE                CLASS B             084670207    592627           217                xx                         178
HATHAWAY INC                                                                                  xx       12                 14
                                                                                              xx       25                 25
BIOMET INC.              COMMON STOCK        090613100    624780         18000                xx                       13050
                                                                                              xx       12               1800
                                                                                              xx       32               3150
BRISTOL-MYERS            COMMON STOCK        110122108    480358         19965                xx                       12465
SQUIBB CO                                                                                     xx       12               2500
                                                                                              xx       25               5000
CIGNA CORP               COMMON STOCK        125509109    285103          2419                xx                        2419

CANADIAN                 COMMON STOCK        136375102   1253825         17662                xx                       13112
NATIONAL RAILWAY CO                                                                           xx       12               1050
                                                                                              xx       25               1500
                                                                                              xx       32               2000
CATERPILLAR INC.         COMMON STOCK        149123101    987000         16800                xx                       16800

CHEVRON CORP             COMMON STOCK        166764100    788152         12176                xx                       10076
                                                                                              xx       12               2100

                                                                          PAGE 3
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
CHUBB CORPORATION        COMMON STOCK        171232101    456705          5100                xx                        4800
                                                                                              xx       32                300

CISCO SYS INC            COMMON STOCK        17275R102    434470         24245                xx                        6397
                                                                                              xx       12               2548
                                                                                              xx       25               1800
                                                                                              xx       32              13500
COCA COLA CO             COMMON STOCK        191216100    295160          6834                xx                        6834

COLGATE PALMOLIVE CO.    COMMON STOCK        194162103    216439          4100                xx                        4100

DOMINION
RESOURCES INC.           V A NEW             25746U109    221638          2573                xx                        2573

E I DU PONT              COMMON STOCK        263534109    998443         25490                xx                       25090
DE NEMOURS & CO                                                                               xx       32                400

EMC CORP                 COMMON STOCK        268648102    585212         45225                xx                       30725
                                                                                              xx       12               3300
                                                                                              xx       25               7900
                                                                                              xx       32               3300
EMERSON ELECTRIC CO      COMMON STOCK        291011104   1857825         25875                xx                       17575
                                                                                              xx       12               1800
                                                                                              xx       25               4000
                                                                                              xx       32               2500
ENCANA CORP.             COMMON STOCK        292505104   3411135         58500                xx                       42450
                                                                                              xx       12               4050
                                                                                              xx       25               3200
                                                                                              xx       32               8800

                                                                          PAGE 4
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
EXXON MOBIL CORP         COMMON STOCK        30231G102   6296687         99098                xx                       81998
                                                                                              xx       12               5220
                                                                                              xx       25               8000
                                                                                              xx       32               3880
FUEL CELL ENERGY INC     COMMON STOCK        35952H106    222691         20300                xx                       13800
                                                                                              xx       12               1800
                                                                                              xx       32               4700
GENERAL ELECTRIC CO      COMMON STOCK        369604103   3860737        114664                xx                       92664
                                                                                              xx       12               4200
                                                                                              xx       25              11000
                                                                                              xx       32               6800
GILEAD SCIENCES          COMMON STOCK        375558103    390080          8000                xx                        4000
                                                                                              xx       32               4000
GILLETTE COMPANY         COMMON STOCK        375766102    203700          3500                xx                        3500

HELMERICH & PAYNE INC.   COMMON STOCK        423452101    525393          8700                xx                        6600
                                                                                              xx       32               2100
HERSHEY FOODS
CORPORATION              COMMON STOCK        427866108    225240          4000                xx                        4000

HEWLETT-PACKARD CO       COMMON STOCK        428236103    347480         11900                xx                        6700
                                                                                              xx       25               5200
INTEL CORPORATION        COMMON STOCK        458140100   2625767        106522                xx                       71122
                                                                                              xx       12               7700
                                                                                              xx       25              12000
                                                                                              xx       32              15700
INTL BUSINESS MACHINES   COMMON STOCK        459200101   1100699         13721                xx                       10346
                                                                                              xx       32               3375

                                                                          PAGE 5
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
IVAX CORP.               CORPORATE BONDS     465823AG7   1717850       1720000                xx                     1285000
                                                                                              xx       12             115000
                                                                                              xx       25              50000
                                                                                              xx       32             270000

JEFFERSON-PILOT CORP     COMMON STOCK        475070108   2260998         44186                xx                       35836
                                                                                              xx       12               3050
                                                                                              xx       25                500
                                                                                              xx       32               4500
JOHNSON & JOHNSON        COMMON STOCK        478160104   3447115         54474                xx                       40650
                                                                                              xx       12               3000
                                                                                              xx       25               7100
                                                                                              xx       32               3724
KOPIN                    COMMON STOCK        500600101     96258         13850                xx                       11850
                                                                                              xx       12               2000
ELI LILLY & CO           COMMON STOCK        532457108    501215          9365                xx                        6165
                                                                                              xx       32               3200
MERCK & CO INC           COMMON STOCK        589331107   1441940         52993                xx                       39543
                                                                                              xx       12                450
                                                                                              xx       25               8000
                                                                                              xx       32               5000
MICROSOFT CORP           COMMON STOCK        594918104   1090103         42367                xx                       37967
                                                                                              xx       32               4400
NEW YORK TIMES CO.       CL A                650111107   6091461        204755                xx                      204755

NOKIA CORP ADR A         COMMON STOCK        654902204    502650         29725                xx                       21225
                                                                                              xx       12               2900
                                                                                              xx       25               4800
                                                                                              xx       32                800

                                                                          PAGE 6
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                  ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
PEPSICO INC.             COMMON STOCK        713448108   1410718         24876                xx                       13976
                                                                                              xx       12                900
                                                                                              xx       25               7800
                                                                                              xx       32               2200
PFIZER INC               COMMON STOCK        717081103    718886         28790                xx                       23110
                                                                                              xx       12               1380
                                                                                              xx       32               4300
PROCTER & GAMBLE CO      COMMON STOCK        742718109   2474606         41618                xx                       39218
                                                                                              xx       12               2400
SAN JUAN BASIN
ROYALTY TRUST            COMMON STOCK        798241105    326960          6700                xx                        6500
                                                                                              xx       12                200
J M SMUCKER CO NEW       COMMON STOCK        832696405   1342131         27650                xx                       20100
                                                                                              xx       12               1850
                                                                                              xx       25               2200
                                                                                              xx       32               3500
SNAP ON INC              COMMON STOCK        833034101    375648         10400                xx                        8800
                                                                                              xx       32               1600
STATE STREET CORP        COMMON STOCK        857477103    940487         19225                xx                       17425
                                                                                              xx       12                900
                                                                                              xx       32                900
SYSCO CORP               COMMON STOCK        871829107    624263         19900                xx                       19900

3 M COMPANY              COMMON STOCK        88579Y101   1633947         22273                xx                       19061
                                                                                              xx       12               2012
                                                                                              xx       25               1000
                                                                                              xx       32                200
UNION PACIFIC CORP       COMMON STOCK        907818108    254535          3550                xx                        1550
                                                                                              xx       25               2000

                                                                          PAGE 7
AS OF: SEPTEMBER 30, 2005     FORM 13F    SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                       ITEM 2:           ITEM 3:    ITEM 4:       ITEM 5:          ITEM 6:      ITEM 7:         ITEM 8:
NAME OF ISSUER          TITLE OF CLASS     CUSIP NUMBER  FAIR         SHARES OR       INVESTMENT    MANAGERS   VOTING AUTHORITY
                                                         MARKET    PRINCIPAL AMOUNT   DISCRETION               (A)     (B)    (C)
                                                         VALUE                        (A) (B) (C)              SOLE   SHARED  NONE
UNITED NATURAL FOODS INC COMMON STOCK        911163103    569296         16100                xx                       12700
                                                                                              xx       32               3400
UNITED TECHNOLOGIES      COMMON STOCK        913017109    696522         13436                xx                       13436

WELLS FARGO & CO (NEW)   COMMON STOCK        949746101    417663          7131                xx                        4231
                                                                                              xx       32               2900
WYETH                    COMMON STOCK        983024100    378118          8172                xx                        6772
                                                                                              xx       12               1400
ZIONS BANCORP            COMMON STOCK        989701107    338295          4750                xx                        4750

TOTAL:                                                72,908,840